Trade and other payables (Tables)	12 Months Ended
Jul. 31, 2021
Trade and other payables [abstract]
Schedule of Trade and Other Payables

	2021	2020
	$m	$m
Current
Trade payables	3,234	2,855
Tax and social security	92	114
Other payables	104	115
Accruals and deferred income	592	507
	4,022	3,591
Non-current
Other payables	342	338